Derivative financial instrument - Not designated as Hedging Instrument - Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instrument
Derivative assets, Current	$ 15,631	$ 22,544
Derivative Asset, Noncurrent		12,333
Interest rate swap
Derivative financial instrument
Derivative assets, Current	15,631	22,544
Derivative Asset, Noncurrent		12,333
Derivative Asset, Total	$ 15,631	$ 34,877